Financial liabilities at fair value through profit or loss - Non-trading rerivatives by type (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	€ 1,338	€ 2,101
Other non-trading derivatives
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	957	1,332
- fair value hedges
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	54	79
- cash flow hedges
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	254	573
- hedges of net investments in foreign operations
Disclosure of fair value measurement of liabilities [line items]
– Non-trading derivatives	€ 74	€ 117